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July 14, 2008

Pamela Long

Assistant Director

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	MYR Group Inc.
Amendment No. 5 to Form S-1 Registration Statement
Initially filed on January 25, 2008
File No. 333-148864

Dear Ms. Long:

We have filed via EDGAR Amendment No. 5 to the registration statement.  For your convenience, we are also forwarding five courtesy copies of Amendment No. 5 to the registration statement, which are marked to show changes from the registration statement previously filed.  The changes to the registration statement reflect responses to the Staff’s comments as well as the updating of information.

Please feel free to contact Stacy J. Kanter at (212) 735-3497 or the undersigned at (212) 735-2439 should you require further information or have any questions.

Sincerely,

/s/ Laura Amy Kaufmann
Laura Amy Kaufmann